UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2011
                                                 --------------------------

Check here if Amendment [ ]; Amendment Number:
                                                 ------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Cayman Holdings, Ltd.
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Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
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          Suite 220 S.
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          Washington, DC  20004-2505
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Form 13F File Number:  28-  14166
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Rubenstein
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Title:    Ordinary Member
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney-
in-Fact for David M. Rubenstein*       Washington, DC      November 14, 2011
----------------------------------   ------------------  ---------------------
          Signature                     City, State               Date
*Signed pursuant to a Power Of Attorney dated February 11, 2011, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by DBD Cayman Holdings, Ltd.

**DBD Cayman Holdings, Ltd. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated row, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion, and related entities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
  Form 13F File Number          Name

28-
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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1
                                                --------------------

Form 13F Information Table Entry Total:          25
                                                --------------------

Form 13F Information Table Value Total:          $6,522,052
                                                --------------------
                                                     (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.          Form 13F File Number    Name

     1          28- 12429                 Carlyle Investment Management L.L.C.
     -----         --------------------   ------------------------------------

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

                                                                      FORM 13-F INFORMATION TABLE

      COLUMN 1       COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5           COLUMN 6      COLUMN 7            COLUMN 8
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                     TITLE OF                 VALUE      SHRS OR      SH/ PUT/   INVESTMENT      OTHER         VOTING AUTHORITY
   NAME OF ISSUER     CLASS         CUSIP    (x$1000)    PRN AMT      PRN CALL   DISCRETION     MANAGERS   SOLE      SHARED     NONE
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
BankUnited Inc         Com         06652K103  $157,115   7,568,158    SH   --   Shared-Defined     1              7,568,158

Booz Allen Hamilton    Cl A        099502106  $11,897    800,000      SH   --   Shared-Defined     1              800,000
Hldg Cor

Boston Private Finl    Com         101119105  $45,605    7,756,022    SH   --   Shared-Defined     1              7,756,022
Hldgs In

Central Pac Finl Corp  Com         154760409  $97,659    9,463,095    SH   --   Shared-Defined     1              9,463,095

Charter                Cl A        16117M305  $129,904   2,773,364    SH   --   Shared-Defined     1              2,773,364
Communications Inc D

China Recycling        Com         168913101  $14,959    12,465,938   SH   --   Shared-Defined     1              12,465,938
Energy Corp

Cobalt Intl Energy     Com         19075F106  $346,316   44,917,790   SH   --   Shared-Defined     1              44,917,790
Inc

Complete Production    Com         20453E109  $11,922    632,448      SH   --   Shared-Defined     1              632,448
Services

Concord Med Svcs       Sponsored
Hldgs Ltd              ADR         206277105  $27,569    8,724,233    SH   --   Shared-Defined     1              8,724,233

Dana Hldg Corp         Com         235825205  $12,997    1,237,800    SH   --   Shared-Defined     1              1,237,800
Freescale
Semiconductor Hldg     SHS Old     G3727Q101  $2,163,390 196,136,895  SH   --   Shared-Other**     1              196,136,895

Hampton Roads          Com         409321502  $36,992    7,870,693    SH   --   Shared-Defined     1              7,870,693
Bankshares Inc

Hertz Global           Com         42805T105  $52,507    5,899,719    SH   --   Shared-Defined     1              5,899,719
Holdings Inc

Kinder Morgan Inc Del  Com         49456B101  $1,541,687 59,547,572   SH   --   Shared-Defined     1              59,547,572

Lear Corp              Com         521865204  $26,584    619,680      SH   --   Shared-Defined     1              619,680

Lyondellbasell         SHS - A -   N53745100  $66,453    2,720,125    SH   --   Shared-Defined     1              2,720,125
Industries N

Nielsen Holdings N V   Com         N63218106  $1,436,887 55,095,354   SH   --   Shared-Defined     1              55,095,354
Niska Gas Storage
Partners L             Unit Ltd
                       Liabi       654678101  $197,790   16,992,245   SH   --   Shared-Defined     1              16,992,245

RTI Intl Metals Inc    Com         74973W107  $47,377    2,031,615    SH   --   Shared-Defined     1              2,031,615

Solutia Inc            Com         834376501  $37,524    2,920,180    SH   --   Shared-Defined     1              2,920,180

Superior Energy Svcs   Com         868157108  $24,008    914,934      SH   --   Shared-Defined     1              914,934
Inc

TRW Automotive Hldgs   Com         87264S106  $6,585     201,200      SH   --   Shared-Defined     1              201,200
Corp

Weatherford            Reg Shs     H27013103  $12,210    1,000,000    SH   --   Shared-Defined     1              1,000,000
International Lt

Willbros Group Inc     Com         969203108  $8,507     2,040,107    SH   --   Shared-Defined     1              2,040,107

YRC Worldwide          Com         984249300  $7,608     128,952,998  SH   --   Shared-Defined     1              128,952,998
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

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

                                LIST OF EXHIBITS


EXHIBIT NO.     DESCRIPTION

    99          Power of Attorney


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

                                   Exhibit 99


                               POWER OF ATTORNEY
                               -----------------

     The undersigned understands that, from time to time, the Carlyle Companies (defined below) are required to prepare, execute and file certain federal and state securities laws filings.

     Know all by these presents, that the undersigned hereby constitutes and appoints each of Curt Buser, Jeff Ferguson, David Pearson, Catherine Ziobro, R. Rainey Hoffman, Joanne Cosiol, Monica Harris, Jeremy Anderson, Bruno De Gusmao, Ann Siebecker, Andrea Pekala, Tom Mayrhofer, David Willich, Glen Goold, Orit Mizrachi, John Beczak, Rick Kappler, Matt LoRusso, Rob Konigsberg, Katey Bogue, James Sloan, or any of them signing singly, and with full power of substitution, the undersigned's true and lawful attorney-in-fact to:

           (1) prepare, execute in the name of each Carlyle Company and on behalf of each Carlyle Company, and submit to the U.S. Securities and Exchange Commission (the "SEC") a Form ID, including amendments thereto, and any other documents necessary or appropriate to obtain codes and passwords enabling the undersigned to make electronic filings with the SEC of Forms D ("Form D") required to be filed in accordance with Rule 503 ("Rule 503") promulgated with respect to Sections 4(2), 4(6) and 3(b) of the Securities Act of 1933 (the "1933 Act") and reports required by Sections 13(d) and 16(a) of the Securities Exchange Act of 1934 (the "1934 Act") or any rule or regulation of the SEC;

           (2) prepare and execute for and on behalf of each Carlyle Company, in the undersigned's capacity as a Managing Director, authorized person, officer and/or director of each Carlyle Company, federal and state securities laws filings including without limitation Forms D pursuant to Rule 503 and Schedules 13D and 13G and Forms 3, 4, and 5 in accordance with Sections 13(d) and 16(a) of the 1934 Act and the rules thereunder;

           (3) do and perform any and all acts for and on behalf of each Carlyle Company which may be necessary or desirable to complete and execute any such federal and state securities laws filings including without limitation Forms D, Schedules 13D and 13G and Forms 3, 4, and 5, complete and execute any amendment or amendments thereto, and timely file such form with the SEC and the securities administrators of any state, the District of Columbia, the Commonwealth of Puerto Rico, Guam and the United States Virgin Islands or their designees and any stock exchange or similar authority; and

           (4) take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact's discretion.

     The undersigned hereby grants to each such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary, or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming all that such attorney-in-fact, or such attorney-in-fact's substitute or substitutes, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted, whether the same needs to be executed, taken or done by him in his capacity as a current or former member, partner, shareholder, director or officer of any company, partnership, corporation, organization, firm, branch or other entity connected with, related to or affiliated with any of the entities constituting the Carlyle Companies or entities that directly or indirectly hold interests in the Carlyle Companies.


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

     The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with federal and state securities laws, including without limitation Rule 503 of the 1933 Act or
Section 13 and Section 16 of the 1934 Act.

     This Power of Attorney and all authority conferred hereby shall not be terminated by operation of law, whether by the death or incapacity of the undersigned or by occurrence of any other event. Actions taken by an attorney-in-fact pursuant to this Power of Attorney shall be as valid as if any event described in the preceding sentence had not occurred, whether or not the attorney-in-fact shall have received notice of such event. Notwithstanding the foregoing, (i) in the event that an attorney-in-fact is no longer employed by The Carlyle Group Employee Co., L.L.C. or its affiliates, this Power of Attorney and all authority conferred hereby shall be immediately terminated with respect to such Attorney, and (ii) the undersigned may terminate or revoke this Power of Attorney at any time.

     For purposes hereof, the "Carlyle Companies" shall consist of: (i) TWC Virginia, Inc., a Delaware corporation, TC Group, L.L.C., a Delaware limited liability company, TC Group Cayman, L.P., a Cayman Islands exempted limited partnership, TC Group Investment Holdings, L.P., a Delaware limited partnership and TC Group Cayman Investment Holdings, L.P., a Cayman Islands exempted limited partnership; (ii) their respective owners, including without limitation TCG Holdings, L.L.C., a Delaware limited liability company, TCG Holdings Cayman, L.P., a Cayman Islands exempted limited partnership, TCG Holdings II, L.P., a Delaware limited partnership, TCG Holdings Cayman II, L.P., a Cayman Islands exempted limited partnership, TCG Employee Co., L.L.C., a Delaware limited liability company, Carlyle Offshore Partners II, Ltd., a Cayman Islands exempted company with limited liability, Carlyle Offshore Partners II Holdings, Ltd., a Cayman Islands exempted company with limited liability, DBD Investors V, L.L.C., a Delaware limited liability company, DBD Investors V Holdings, L.L.C., a Delaware limited liability company, DBD Cayman, Ltd., a Cayman Islands exempted company with limited liability and DBD Cayman Holdings, Ltd., a Cayman Islands exempted company with limited liability; and (iii) the subsidiaries and affiliates of the foregoing in clauses (i) and (ii), including without limitation investment funds sponsored directly or indirectly by one or more of the Carlyle Companies.

                            [SIGNATURE PAGE FOLLOWS]


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

     IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 11th day of February, 2011.




                              /s/ David M. Rubenstein
                              --------------------------
                              Name:  David M. Rubenstein


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